UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Jason Swanson
Address:   1826 Jefferson Place, NW
           Washington, D.C. 20036


Form 13F File Number:   028-14900


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jason Swanson
Title:  Individually
Phone:  (202) 822-8117

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Swanson                  Washington, DC                   May 15, 2012
---------------------------------  -------------------------------  ------------
[Signature]                        [City, State]                    [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

List of Other Managers reporting for this Manager:

13F File Number  Name
---------------  ----
028-10714        Hovde Capital Advisors LLC
028-14870        Eric D. Hovde